Investment in associate company - Company's Share of Profit of Associate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
Share of profit from associated companies	$ 802	$ 649	$ 467
Other comprehensive income for the year, net of tax	193	28
Total comprehensive income for the year	$ 995	$ 677